HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of assets and liabilities classified as discontinued operations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Oct. 09, 2023	Dec. 31, 2022	Aug. 05, 2022	Dec. 31, 2021
Assets
Goodwill	$ 349		$ 394		$ 1,542
Other non-current assets	178		157
Inventories	23		18
Other current assets	200		208
Total assets	8,218		15,083
Non-current liabilities
Other non-current liabilities	29		20
Non-current liabilities	3,563		5,439
Current liabilities
Current liabilities	$ 3,584		4,645
Russia
Assets
Goodwill			0		1,084
Assets and liabilities classified as held for sale | Algeria
Assets
Property and equipment				$ 555	527
Intangible assets excl. goodwill				120	111
Goodwill				953	1,001
Deferred tax assets				35	35
Other current assets				234	172
Total assets				1,897	1,846
Non-current liabilities
Non-current liabilities				91	106
Current liabilities
Current liabilities				276	285
Total liabilities disposed				$ 367	$ 391
Assets and liabilities classified as held for sale | Russia
Assets
Property and equipment		$ 3,216	3,941
Intangible assets excl. goodwill		386	356
Goodwill		155	617
Deferred tax assets		72	78
Other non-current assets		1,328	50
Inventories		53	113
Trade and other receivables		287	367
Other current assets		839	270
Total assets		6,336	5,792
Non-current liabilities
Debt and Derivatives – NCL		3,641	2,888
Other non-current liabilities		26	64
Current liabilities
Trade and other payables		494	691
Debt & Derivatives – CL		233	306
Other non-financial liabilities		300	283
Total liabilities disposed		$ 4,694	$ 4,232